Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Entity File Number	001-38145
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Registration Statement	false
Entity Registrant Name	Fury Gold Mines Limited
Entity Central Index Key	0001514597
Current Fiscal Year End Date	--12-31
Document Annual Report	true
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Document Period End Date	Dec. 31, 2023
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	Z4
Entity Filer Category	Non-accelerated Filer
Trading Symbol	FURY
Title of 12(b) Security	Common Shares, no par value
Security Exchange Name	NYSE
Entity Address, Address Line One	1630 - 1177 West Hastings Street
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 2K3
Entity Interactive Data Current	Yes
Entity Address, City or Town	Vancouver
Document Shell Company Report	false
Document Transition Report	false
Entity Common Stock, Shares Outstanding	145,744,795
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Auditor Firm ID	1208
Auditor Name	Deloitte LLP
Auditor Location	Vancouver, Canada
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	1630 - 1177 West Hastings Street
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 2K3
Contact Personnel Name	Phil van Staden
City Area Code	+1 (647)
Local Phone Number	673-7664
Entity Address, City or Town	Vancouver
Contact Personnel Email Address	phil.vanstaden@furygoldmines.com